Income or expense from financial instruments by category_Financial assets and liabilities by category (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	₩ 590,479,000,000	₩ 252,528,000,000	₩ 405,938,000,000
Financial assets at FVTOCI	478,832,000,000	503,449,000,000	303,117,000,000
Securities at amortized cost	383,922,000,000	437,755,000,000	375,297,000,000
Loans and other financial assets at amortized cost	8,283,791,000,000	9,627,852,000,000	8,954,430,000,000
Financial liabilities at amortized cost	(3,516,023,000,000)	(4,682,722,000,000)	(3,977,144,000,000)
Financial liabilities at FVTPL			14,321,000,000
Net derivatives (Designated for hedging)	(74,213,000,000)	36,982,000,000	(672,000,000)
Off-balance provisions			89,459,000,000
Total	6,146,788,000,000	6,175,844,000,000	6,164,746,000,000
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	48,612,000,000	50,277,000,000	54,243,000,000
Financial assets at FVTOCI	437,527,000,000	474,751,000,000	280,371,000,000
Securities at amortized cost	382,988,000,000	436,340,000,000	376,788,000,000
Loans and other financial assets at amortized cost	8,654,726,000,000	9,615,060,000,000	8,973,097,000,000
Financial liabilities at amortized cost	(3,516,023,000,000)	(4,682,722,000,000)	(4,030,384,000,000)
Financial liabilities at FVTPL			(3,164,000,000)
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions			0
Total	6,007,830,000,000	5,893,706,000,000	5,650,951,000,000
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0	89,817,000,000	86,845,000,000
Financial assets at FVTOCI	311,000,000	0	66,000,000
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	376,872,000,000	296,435,000,000	317,316,000,000
Financial liabilities at amortized cost	0	0	27,742,000,000
Financial liabilities at FVTPL			0
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions			0
Total	377,183,000,000	386,252,000,000	431,969,000,000
Net reversal (provision) of allowance for credit losses
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0	0	0
Financial assets at FVTOCI	(1,529,000,000)	(3,297,000,000)	(2,027,000,000)
Securities at amortized cost	934,000,000	1,415,000,000	(1,922,000,000)
Loans and other financial assets at amortized cost	(792,250,000,000)	(385,758,000,000)	(415,084,000,000)
Financial liabilities at amortized cost	0	0	0
Financial liabilities at FVTPL			0
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions			89,459,000,000
Total	(792,845,000,000)	(387,640,000,000)	(329,574,000,000)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	421,709,000,000	25,455,000,000	214,443,000,000
Financial assets at FVTOCI	24,138,000,000	11,015,000,000	2,047,000,000
Securities at amortized cost	0	0	431,000,000
Loans and other financial assets at amortized cost	44,443,000,000	102,115,000,000	79,101,000,000
Financial liabilities at amortized cost	0	0	25,498,000,000
Financial liabilities at FVTPL			17,485,000,000
Net derivatives (Designated for hedging)	(74,213,000,000)	36,982,000,000	(672,000,000)
Off-balance provisions			0
Total	416,077,000,000	175,567,000,000	338,333,000,000
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	120,158,000,000	86,979,000,000	50,407,000,000
Financial assets at FVTOCI	18,385,000,000	20,980,000,000	22,660,000,000
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	0	0	0
Financial liabilities at amortized cost	0	0	0
Financial liabilities at FVTPL			0
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions			0
Total	₩ 138,543,000,000	₩ 107,959,000,000	₩ 73,067,000,000